Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, net
Accounts receivable	$ 5,108,658	$ 22,651,618	$ 29,289,301
Allowance for doubtful accounts:
Balance at beginning of the year	(1,168,516)	(1,161,955)	(1,774,192)
Additions charged to bad debt expense	(91,369)	(34,005)	(359,252)
Write-off	1,101,163	28,367	964,474
Foreign exchange effect	(692)	(923)	7,015
Balance at end of the year	(159,414)	(1,168,516)	(1,161,955)
Accounts receivable, net	$ 4,949,244	$ 21,483,102	$ 28,127,346